Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 35,403
Property, plant and equipment at end of period	16,275	$ 35,403
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	776,094	776,094
Additions	1,510	0
Disposals	0	0
Property, plant and equipment at end of period	777,604	776,094
Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	740,691	694,019
Additions	20,640	46,672
Disposals	0	0
Property, plant and equipment at end of period	761,329	740,691
Furniture and fixtures [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	18,357
Property, plant and equipment at end of period	14,952	18,357
Furniture and fixtures [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	133,429	129,249
Additions	3,405	4,181
Disposals	0	0
Property, plant and equipment at end of period	136,834	133,429
Office and communication equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	1,322	0
Office and communication equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	102,692	102,692
Additions	1,510	0
Disposals	0	0
Property, plant and equipment at end of period	104,202	102,692
Office and communication equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	102,691	101,834
Additions	189	857
Disposals	0	0
Property, plant and equipment at end of period	102,880	102,691
Vehicles [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	11,707	11,707
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,707	11,707
Vehicles [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	11,707	11,707
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,707	11,707
Field camps and equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	17,046
Property, plant and equipment at end of period	0	17,046
Field camps and equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	425,003	425,003
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	425,003	425,003
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	407,957	366,323
Additions	17,046	41,634
Disposals	0	0
Property, plant and equipment at end of period	425,003	407,957
Leasehold improvements [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	$ 84,906	$ 84,906